Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2008
Derivative Instruments [Abstract]
Floating-rate subordinated note	$ 25,000,000			$ 25,000,000
Interest rate swap's fair value included in other liabilities	800,000	1,600,000
Number of months for LIBOR basis	3
Number of basis points over LIBOR	200
Hedge ineffectiveness on the cash flow hedge	0	0
Variable rate on subordinated note	2.58%
Fixed rate on interest rate swap paid by Park	6.01%
Fixed rate on the interest rate swap	4.01%
Change in fair value of interest rate swap, Net-of-tax amount	512,000	(98,000)	295,000
Change in fair value of interest rate swap, Tax expense (benefit)	276,000	(53,000)	159,000
Mortgage loan interest rate lock commitments outstanding	17,200,000	14,500,000
Fair value of the derivative instruments	251,000	166,000
Fair value of the swap liability	$ 700,000	$ 60,000